Quarterly Results Of Operations (Unaudited)	12 Months Ended
Dec. 31, 2010
Quarterly Results Of Operations (Unaudited) [Abstract]
Quarterly Results Of Operations (Unaudited)

Note 19    Quarterly Results of Operations (unaudited)

	Quarter Ended
	March 31	June 30	September 30	December 31
2009
Revenue	$631,847	$642,484	$617,888	$620,820
Income (loss) from operations	(236,168)	316,992	235,966	228,660
Net loss	(557,586)	(32,748)	(94,784)	(96,943)
Net loss attributable to Intelsat S.A.	(557,646)	(32,740)	(94,276)	(97,030)

	Quarter Ended
	March 31	June 30	September 30	December 31
2010
Revenue	$621,140	$635,286	$644,256	$643,970
Income from operations	245,452	135,242	274,572	256,827
Net loss	(103,428)	(181,912)	(107,353)	(115,077)
Net loss attributable to Intelsat S.A.	(102,618)	(180,646)	(106,400)	(115,789)

Our quarterly revenue and operating income are generally not impacted by seasonality since customer contracts for satellite utilization are generally long-term. The quarter ended March 31, 2009 includes $499.1 million related to the impairment of our rights to operate at orbital locations. The quarter ended June 30, 2009 includes a $52.1 million gain on derivative financial instruments.

The quarter ended March 31, 2010 includes a $6.5 million non-cash impairment charge to write off the remaining carrying value of our IS-4 satellite which experienced an anomaly of its backup satellite control processor. The quarter ended June 30, 2010 includes a $104.1 million non-cash impairment charge related to the write down of our Galaxy 15 satellite to its estimated fair value following an anomaly. The quarter ended September 30, 2010 includes a $75.8 million loss on early extinguishment of debt recognized in connection with the repurchase by Intelsat Corp of its outstanding 2014 Corp Notes and its 2028 Corp Notes.